UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

July 1, 2021 to September 30, 2021

Date of Report (Date of earliest event reported): December 7, 2021

Securitizer name:  North Texas Higher Education Authority, Inc.

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001542293

Phillip Wambsganss, (817) 265-9158
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☑

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

___ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

______________________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________________
Central Index Key Number of underwriter (if applicable):  ____________________

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

On September 30, 2021, North Texas Higher Education Authority, Inc. (the “Issuer”) completed its issuance of Taxable Student Loan Asset-Backed Notes, Series 2021-1.  The underlying transaction agreements relating to this issuance provide covenants requiring the repurchase and replacement of the underlying student loans that are made under the Higher Education Act (the “Eligible Loans”) in the case of a breach of certain representations and warranties. The Issuer has not received any demands to replace or repurchase any of the Eligible Loans during the quarterly period ended September 30, 2021.  Accordingly, the Issuer does not have any replacement and repurchase activity to report, which the Issuer has indicated by checking the appropriate box on the cover page of this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: December 7, 2021

North Texas Higher Education Authority, Inc. (Securitizer)

By:	/s/ Phillip Wambsganss
Name: Phillip Wambsganss
Title: Authorized Signatory